Loans and Borrowings - Summary of Disclosure of Detailed Information About Loans And Borrowings (Details) - PEN (S/) S/ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Notional amount	S/ 4,850,079	S/ 5,048,548
Carrying amount	3,573,771	3,619,774
Current carrying amount	597,537	654,233
Non-current carrying amount	S/ 2,976,234	2,965,541
Bancolombia Bank Loan 2025 46.210% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Bancolombia Bank loan 2025 IBR + 1.50% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Bancolombia Bank loan 2025 46.21% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Bancolombia Bank loan 2026 IBR + 2.700% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Bancolombia Bank loan 2026 IBR + 1.500% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Bancolombia Bank loan 2033 IBR + 3.200% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Bancolombia Bank Loan 2033 IBR + 6.400% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Bancolombia Bank Loan 2026 IBR + 2.920% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Bancolombia Bank Loan 2025 IBR + 2.900% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Bancolombia Bank Loan 2025 IBR + 3,300% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Bancolombia Bank Loan 2025 IBR + 2.024% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Bancolombia Bank loan 2025 IBR + 1.500% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Bancolombia Bank Loan 2025 39.640% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Bancolombia Bank loan 2025 IBR + 3.100% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Bancolombia Bank loan 2026 IBR + 2.874% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Bancolombia Bank Loan 2026 DTF + 3.010% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Bancolombia Bank Loan 2025 33.08% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Bancolombia Other Financing 2033 DTF + 3.950% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Citibank Colombia Bank Loan 2025 14.840% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Citibank Colombia Bank Loan 2025 12.600% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Citibank Colombia Bank Loan 2025 14.540% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Citibank Colombia Bank Loan 2025 13.590% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Citibank Colombia Bank Loan 2025 12.600% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Itau Corpbanca Colombia S. A. Bank Loan 2025 45.240% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Itau Corpbanca Colombia S A Bank Loan 2024 IBR + 3,490% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Boston Scientific Colombia lt Bank Loan 2028 10.780% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco de Credito del Peru Bank Loan 2025 6.380% | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency	S/
Banco de Credito del Peru Bank Loan 2025 7.850% | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Currency	US
Banco de Credito del Peru Bank Loan 2025 7.200% | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency	S/
Entity Bank Loan 2025 45.930% | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Entity Government guaranteed loan 2025 IBR + 1.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Entity Government guaranteed loan 2025 IBR + 1.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Davivienda Bank loan 2029 IBR + 5.550% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Davivienda Bank loan 2025 IBR + 3.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Davivienda Bank loan 2027 IBR + 3.750% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Davivienda Bank loan 2028 IBR + 6.800% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Davivienda Bank loan 2025 IBR + 5.200% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Davivienda Bank loan 2025 IBR + 4.700% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Davivienda Bank loan 2025 IBR + 4.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Davivienda Bank loan 2025 IBR + 3.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Davivienda Bank loan 2025 IBR + 4.600% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Davivienda Bank loan 2025 IBR + 4.600% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Davivienda Bank loan 2026 IBR + 3.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Davivienda Bank loan 2026 IBR + 3.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Davivienda Bank loan 2026 IBR + 4.800% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco Davivienda Bank loan 2026 IBR + 4.200% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco de Bogota Bank loan 2025 IBR + 7.000% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco de Bogota Bank loan 2026 IBR + 1.70% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco de Bogota Bank loan 2026 IBR + 5.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco de Bogota Bank loan 2025 46.230% | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco de Bogota Bank loan 2025 46.230% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco de Bogota Bank loan 2025 IBR + 1.680% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco de Bogota Bank loan 2028 IBR + 2.950% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco de Occidente Bank loan 2025 IBR + 1,620% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco de Occidente Bank loan 2025 IBR + 2.330% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco de Occidente Bank loan 2025 IBR + 2.970% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco de Occidente Bank loan 2028 IBR + 4.990% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco de Occidente Bank loan 2026 IBR + 2.120% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Banco de Occidente Bank loan 2025 IBR + 3.350% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Currency	COP
Scotiabank Peru SAA Other financing 2027 6.300% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency	S/
Scotiabank Peru SAA Bank Loan 2025 5.900% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency	S/
Scotiabank Peru SAA Bank Loan 2025 5.500% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency	S/
Scotiabank Peru SAA Bank Loan 2025 5.550% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency	S/
Scotiabank Peru SAA Bank Loan 2025 6.000% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency	S/
Scotiabank Peru S.A.A. Bank Loan 2025 6.230% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency	S/
Scotiabank Peru SAA Bank Loan 2025 5.950% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency	S/
Banco BBVA Continental Bank Loan 2025 5.970% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency	S/
Banco BBVA Continental Bank Loan 2025 5.940% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency	S/
Banco BBVA Continental Bank Loan 2025 5.850% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency	S/
Banco BBVA Continental Bank Loan 2025 6.500% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency	S/
Banco BBVA Continental Bank Loan 2025 8.200% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency	S/
Banco BBVA Continental Bank Loan 2025 6.530% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Currency	S/
2025 [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
2025 [Member] | Banco Interamericano de Finanzas 2025 5.550% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	5.55%
Currency	S/
Notional amount	S/ 18,657	0
Carrying amount	S/ 18,469	0
2025 [Member] | Banco Interamericano de Finanzas 2025 6.200 [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	6.20%
Currency	S/
Notional amount	S/ 0	10,718
Carrying amount	S/ 0	10,566
2025 [Member] | Banco Interamericano de Finanzas 2025 6.650% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	6.65%
Currency	S/
Notional amount	S/ 0	8,262
Carrying amount	S/ 0	8,212
2025 [Member] | Bancolombia Bank Loan 2025 46.210% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	46.21%
Notional amount	S/ 20	24
Carrying amount	S/ 20	24
2025 [Member] | Bancolombia Bank loan 2025 IBR + 1.50% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	1.50%
Notional amount	S/ 1	2
Carrying amount	S/ 1	2
2025 [Member] | Bancolombia Bank loan 2025 46.21% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	46.21%
Notional amount	S/ 5	5
Carrying amount	S/ 5	5
2025 [Member] | Bancolombia Bank Loan 2025 IBR + 2.900% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	2.90%
Notional amount	S/ 0	4,391
Carrying amount	S/ 0	4,304
2025 [Member] | Bancolombia Bank Loan 2025 IBR + 3,300% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	3300.00%
Notional amount	S/ 4,944	5,149
Carrying amount	S/ 4,796	4,720
2025 [Member] | Bancolombia Bank Loan 2025 IBR + 2.024% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	2.024%
Notional amount	S/ 0	2,807
Carrying amount	S/ 0	2,732
2025 [Member] | Bancolombia Bank loan 2025 IBR + 1.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	1.50%
Notional amount	S/ 3,740	0
Carrying amount	S/ 3,497
2025 [Member] | Bancolombia Bank Loan 2025 39.640% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	39.64%
Notional amount	S/ 12	3
Carrying amount	S/ 12	3
2025 [Member] | Bancolombia Bank loan 2025 IBR + 3.100% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	3.10%
Notional amount	S/ 1,420	0
Carrying amount	S/ 1,381
2025 [Member] | Bancolombia Bank Loan 2025 33.08% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	33.08%
Notional amount	S/ 5	2
Carrying amount	S/ 5	2
2025 [Member] | Banco Citibank Colombia Bank Loan 2025 14.840% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	14.84%
Notional amount	S/ 33,503	32,823
Carrying amount	S/ 31,427	30,812
2025 [Member] | Banco Citibank Colombia Bank Loan 2025 12.600% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	12.60%
Notional amount	S/ 11,533	10,641
Carrying amount	S/ 10,725	10,641
2025 [Member] | Banco Citibank Colombia Bank Loan 2025 14.540% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	14.54%
Notional amount	S/ 11,514	11,352
Carrying amount	S/ 10,797	10,630
2025 [Member] | Banco Citibank Colombia Bank Loan 2025 13.590% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	13.59%
Notional amount	S/ 12,653	12,380
Carrying amount	S/ 11,850	11,626
2025 [Member] | Banco Citibank Colombia Bank Loan 2025 12.600% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	12.60%
Notional amount	S/ 19,109	18,521
Carrying amount	S/ 17,829	17,457
2025 [Member] | Itau Corpbanca Colombia S. A. Bank Loan 2025 45.240% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	45.24%
Notional amount	S/ 7	9
Carrying amount	S/ 7	9
2025 [Member] | Banco de Credito del Peru Bank Loan 2025 6.380% | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		0
Carrying amount		0
2025 [Member] | Banco de Credito del Peru Bank Loan 2025 6.380% | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	6.38%
Notional amount	S/ 20,299
Carrying amount	S/ 20,014
2025 [Member] | Banco de Credito del Peru Bank Loan 2025 7.850% | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	7.85%
Notional amount	S/ 0	15,368
Carrying amount	S/ 0	15,124
2025 [Member] | Banco de Credito del Peru Bank Loan 2025 7.200% | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	7.20%
Notional amount	S/ 0	16,274
Carrying amount	S/ 0	16,025
2025 [Member] | Entity Bank Loan 2025 45.930% | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	45.93%
Notional amount	S/ 5	5
Carrying amount	S/ 5	5
2025 [Member] | Entity Government guaranteed loan 2025 IBR + 1.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	1.50%
Notional amount	S/ 0	1,442
Carrying amount	S/ 0	1,357
2025 [Member] | Entity Government guaranteed loan 2025 IBR + 1.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Interest rate basis	IBR
Interest rate	1.50%
Notional amount	S/ 231	701
Carrying amount	S/ 228	667
2025 [Member] | Banco Davivienda Bank loan 2025 IBR + 3.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	3.50%
Notional amount	S/ 598	1,516
Carrying amount	S/ 583	1,435
2025 [Member] | Banco Davivienda Bank loan 2025 IBR + 5.200% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	5.20%
Notional amount	S/ 0	2,272
Carrying amount	S/ 0	2,194
2025 [Member] | Banco Davivienda Bank loan 2025 IBR + 4.700% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	4.70%
Notional amount	S/ 0	1,120
Carrying amount	S/ 0	1,072
2025 [Member] | Banco Davivienda Bank loan 2025 IBR + 4.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	4.50%
Notional amount	S/ 1,304	2,920
Carrying amount	S/ 1,262	2,735
2025 [Member] | Banco Davivienda Bank loan 2025 IBR + 3.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	3.50%
Notional amount	S/ 0	2,392
Carrying amount	S/ 0	2,142
2025 [Member] | Banco Davivienda Bank loan 2025 IBR + 4.600% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	4.60%
Notional amount	S/ 328	836
Carrying amount	S/ 319	787
2025 [Member] | Banco Davivienda Bank loan 2025 IBR + 4.600% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Notional amount	S/ 1,368	2,764
Carrying amount	S/ 1,302	2,574
2025 [Member] | Banco de Bogota Bank loan 2025 IBR + 7.000% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	7.00%
Notional amount	S/ 2,282	2,350
Carrying amount	S/ 2,063	2,024
2025 [Member] | Banco de Bogota Bank loan 2025 46.230% | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	46.23%
Notional amount	S/ 48	20
Carrying amount	S/ 48	20
2025 [Member] | Banco de Bogota Bank loan 2025 46.230% | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Notional amount	S/ 6	8
Carrying amount	S/ 6	8
2025 [Member] | Banco de Bogota Bank loan 2025 IBR + 1.680% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	1.68%
Notional amount	S/ 0	544
Carrying amount	S/ 0	530
2025 [Member] | Banco de Occidente Bank loan 2025 IBR + 1,620% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	1.62%
Notional amount	S/ 0	285
Carrying amount	S/ 0	280
2025 [Member] | Banco de Occidente Bank loan 2025 IBR + 2.330% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	2.33%
Notional amount	S/ 0	220
Carrying amount	S/ 0	216
2025 [Member] | Banco de Occidente Bank loan 2025 IBR + 2.970% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	2.97%
Notional amount	S/ 0	2,362
Carrying amount	S/ 0	2,086
2025 [Member] | Banco de Occidente Bank loan 2025 IBR + 3.350% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate basis	IBR
Interest rate	3.35%
Notional amount	S/ 2,240	0
Carrying amount	S/ 2,111	0
2025 [Member] | Scotiabank Peru SAA Bank Loan 2025 5.900% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	5.90%
Notional amount	S/ 0	20,374
Carrying amount	S/ 0	20,137
2025 [Member] | Scotiabank Peru SAA Bank Loan 2025 5.500% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	5.50%
Notional amount	S/ 20,343	0
Carrying amount	S/ 20,012	0
2025 [Member] | Scotiabank Peru SAA Bank Loan 2025 5.550% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	5.55%
Notional amount	S/ 81,426	0
Carrying amount	S/ 80,746	0
2025 [Member] | Scotiabank Peru SAA Bank Loan 2025 6.000% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	6.00%
Notional amount	S/ 0	20,392
Carrying amount	S/ 0	20,270
2025 [Member] | Scotiabank Peru S.A.A. Bank Loan 2025 6.230% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	6.23%
Notional amount	S/ 0	40,814
Carrying amount	S/ 0	40,711
2025 [Member] | Scotiabank Peru SAA Bank Loan 2025 5.950% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Interest rate	5.95%
Notional amount	S/ 0	20,389
Carrying amount	S/ 0	20,203
2025 [Member] | Banco BBVA Continental Bank Loan 2025 5.970% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	5.97%
Notional amount	S/ 20,577	0
Carrying amount	S/ 20,220	0
2025 [Member] | Banco BBVA Continental Bank Loan 2025 5.940% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	5.94%
Notional amount	S/ 9,262	0
Carrying amount	S/ 9,061	0
2025 [Member] | Banco BBVA Continental Bank Loan 2025 5.850% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	5.85%
Notional amount	S/ 4,115	0
Carrying amount	S/ 4,078	0
2025 [Member] | Banco BBVA Continental Bank Loan 2025 6.500% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	6.50%
Notional amount	S/ 0	20,620
Carrying amount	S/ 0	20,246
2025 [Member] | Banco BBVA Continental Bank Loan 2025 8.200% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	8.20%
Notional amount	S/ 0	9,570
Carrying amount	S/ 0	9,524
2025 [Member] | Banco BBVA Continental Bank Loan 2025 6.530% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	6.53%
Notional amount	S/ 0	9,289
Carrying amount	S/ 0	9,065
2025 [Member] | Banco Internacional del Per SAA Bank loan 2025 6.830% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	6.83%
Currency	S/
Notional amount	S/ 0	8,269
Carrying amount	S/ 0	8,252
2025 [Member] | Banco Internacional del Per SAA Bank loan 2025 5.600% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	5.60%
Currency	S/
Notional amount	S/ 7,193	0
Carrying amount	S/ 7,177	0
2025 [Member] | Banco Internacional del Per SAA Bank loan 2025 5.550% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	5.55%
Currency	S/
Notional amount	S/ 8,210	0
Carrying amount	S/ 8,110	0
2025 [Member] | Banco Internacional del Per SAA Bank loan 2025 5.950% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	5.95%
Currency	S/
Notional amount	S/ 0	8,196
Carrying amount	S/ 0	8,081
2025 [Member] | Banco Pichincha Bank loan 2025 5.700% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	5.70%
Currency	S/
Notional amount	S/ 13,981	0
Carrying amount	S/ 13,965	0
2025 [Member] | Banco Pichincha Bank loan 2025 5.650% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	5.65%
Currency	S/
Notional amount	S/ 16,204	0
Carrying amount	S/ 16,099	0
2025 [Member] | Banco Pichincha Bank loan 2025 6.100% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	6.10%
Currency	S/
Notional amount	S/ 0	14,209
Carrying amount	S/ 0	14,174
2025 [Member] | Banco Pichincha Bank loan 2025 5.900% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	5.90%
Currency	S/
Notional amount	S/ 0	16,222
Carrying amount	S/ 0	16,054
2025 [Member] | Banco Citibank Bank loan 2025 7.000% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	7.00%
Currency	S/
Notional amount	S/ 20,833	0
Carrying amount	S/ 20,582	0
2025 [Member] | Banco Citibank Bank loan 2025 8.380% [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	8.38%
Currency	US
Notional amount	S/ 29,339	0
Carrying amount	S/ 28,461	0
2025 [Member] | Banco Citibank Bank loan 2025 8.800% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	8.80%
Currency	S/
Notional amount	S/ 0	20,776
Carrying amount	S/ 0	20,517
2025 [Member] | Banco Citibank Bank loan 2025 8.380% one [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	8.38%
Currency	US
Notional amount	S/ 0	39,121
Carrying amount	S/ 0	37,818
2025 [Member] | Banco GNB Bank loan 2025 5.550% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	5.55%
Currency	S/
Notional amount	S/ 9,673	0
Carrying amount	S/ 9,657	0
2025 [Member] | Banco GNB Bank loan 2025 5.900% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	5.90%
Currency	S/
Notional amount	S/ 0	9,683
Carrying amount	S/ 0	9,559
2025 [Member] | HSBC Mxico Bank loan 2025 12.430% [Member] | Fixed interest rate [member] | Mexico, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	12.43%
Currency	MXN
Notional amount	S/ 0	33,873
Carrying amount	S/ 0	33,011
2025 [Member] | HSBC Mxico Bank loan 2025 10.737% [Member] | Fixed interest rate [member] | Mexico, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	10.737%
Currency	MXN
Notional amount	S/ 54,226	0
Carrying amount	S/ 53,028	0
2025 [Member] | Banco Santander Espaa Bank loan 2025 8.800% [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Interest rate	8.80%
Currency	US
Notional amount	S/ 55,510	0
Carrying amount	S/ 54,547	0
2026 [Member] | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2026
2026 [Member] | Bancolombia Bank loan 2026 IBR + 2.700% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Interest rate basis	IBR
Interest rate	2.70%
Notional amount	S/ 4,713
Carrying amount	S/ 4,375
2026 [Member] | Bancolombia Bank loan 2026 IBR + 1.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Interest rate basis	IBR
Interest rate	1.50%
Notional amount	S/ 394
Carrying amount	S/ 369
2026 [Member] | Bancolombia Bank Loan 2026 IBR + 2.920% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Interest rate basis	IBR
Interest rate	2.92%
Notional amount	S/ 2,635	4,599
Carrying amount	S/ 2,535	4,277
2026 [Member] | Bancolombia Bank loan 2026 IBR + 2.874% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Interest rate basis	IBR
Interest rate	2.874%
Notional amount	S/ 3,022	0
Carrying amount	S/ 2,777
2026 [Member] | Bancolombia Bank Loan 2026 DTF + 3.010% | Term deposit rate [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Interest rate basis	DTF
Interest rate	3.01%
Notional amount	S/ 965	1,264
Carrying amount	855	1,086
2026 [Member] | Banco Davivienda Bank loan 2026 IBR + 3.500% | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Notional amount	849	1,511
Carrying amount	S/ 812	1,402
2026 [Member] | Banco Davivienda Bank loan 2026 IBR + 3.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Interest rate basis	IBR
Interest rate	3.50%
2026 [Member] | Banco Davivienda Bank loan 2026 IBR + 3.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Notional amount	S/ 802	1,302
Carrying amount	S/ 759	1,196
2026 [Member] | Banco Davivienda Bank loan 2026 IBR + 4.800% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Interest rate basis	IBR
Interest rate	4.80%
Notional amount	S/ 2,701	0
Carrying amount	S/ 2,489	0
2026 [Member] | Banco Davivienda Bank loan 2026 IBR + 4.200% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Interest rate basis	IBR
Interest rate	4.20%
Notional amount	S/ 2,292	0
Carrying amount	S/ 2,172	0
2026 [Member] | Banco de Bogota Bank loan 2026 IBR + 1.70% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Interest rate basis	IBR
Interest rate	1.70%
Notional amount	S/ 966	0
Carrying amount	S/ 929	0
2026 [Member] | Banco de Bogota Bank loan 2026 IBR + 5.500% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Interest rate basis	IBR
Interest rate	5.50%
Notional amount	S/ 4,356	6,710
Carrying amount	S/ 3,990	5,935
2026 [Member] | Banco de Occidente Bank loan 2026 IBR + 2.120% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Interest rate basis	IBR
Interest rate	2.12%
Notional amount	S/ 1,201	0
Carrying amount	S/ 1,155	0
2027 [Member] | Banco Davivienda Bank loan 2027 IBR + 3.750% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2027
Interest rate basis	IBR
Interest rate	3.75%
Notional amount	S/ 10,095	13,299
Carrying amount	S/ 9,091	11,633
2027 [Member] | Scotiabank Peru SAA Other financing 2027 6.300% [Member] | Fixed interest rate [member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity	2027
Interest rate	6.30%
Notional amount	S/ 54,092	60,472
Carrying amount	S/ 48,102	52,804
2028 [Member] | Boston Scientific Colombia lt Bank Loan 2028 10.780% | Fixed interest rate [member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Interest rate	10.78%
Notional amount	S/ 1,417	1,574
Carrying amount	S/ 1,179	1,279
2028 [Member] | Banco Davivienda Bank loan 2028 IBR + 6.800% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Interest rate basis	IBR
Interest rate	6.80%
Notional amount	S/ 10,142	11,791
Carrying amount	S/ 7,962	8,958
2028 [Member] | Banco de Bogota Bank loan 2028 IBR + 2.950% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Interest rate basis	IBR
Interest rate	2.95%
Notional amount	S/ 2,065	0
Carrying amount	S/ 1,739	0
2028 [Member] | Banco de Occidente Bank loan 2028 IBR + 4.990% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Interest rate basis	IBR
Interest rate	4.99%
Notional amount	S/ 1,748	2,141
Carrying amount	S/ 1,431	1,631
2028 [Member] | Banco Santander Mxico HSBC and Citibank Bank loan 2028 SOFR + 4.875% [Member] | Secured Overnight Financing Rate [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Interest rate basis	SOFR
Interest rate	4.875%
Currency	US
Notional amount	S/ 486,698	608,680
Carrying amount	S/ 377,878	462,665
2028 [Member] | Banco Santander Mxico HSBC and Citibank Bank loan 2028 TIIE + 4.500% [Member] | Interbank Equilibrium Interest Rate [Member] | Mexico, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Interest rate basis	TIIE
Interest rate	4.50%
Currency	MXN
Notional amount	S/ 1,559,390	1,816,554
Carrying amount	S/ 1,087,971	1,221,939
2028 [Member] | Banco Santander Mxico HSBC and Citibank Bank loan 2028 SOFR + 4.875% one [Member] | Secured Overnight Financing Rate [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Interest rate basis	SOFR
Interest rate	4.875%
Currency	US
Notional amount	S/ 117,275	143,341
Carrying amount	S/ 91,022	109,120
2029 [member] | Banco Davivienda Bank loan 2029 IBR + 5.550% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2029
Interest rate basis	IBR
Interest rate	5.55%
Notional amount	S/ 10,686	11,842
Carrying amount	S/ 8,170	8,721
2029 [member] | Secured bonds issues Senior notes 2029 10.000% [Member] | Fixed interest rate [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity	2029
Interest rate	10.00%
Currency	US
Notional amount	S/ 1,919,153	1,757,784
Carrying amount	S/ 1,346,378	1,187,816
2033 [Member] | Bancolombia Bank loan 2033 IBR + 3.200% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2033
Interest rate basis	IBR
Interest rate	3.20%
Notional amount	S/ 1,396	2,847
Carrying amount	S/ 1,383	2,727
2033 [Member] | Bancolombia Bank Loan 2033 IBR + 6.400% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2033
Interest rate basis	IBR
Interest rate	6.40%
Notional amount	S/ 7,382	8,819
Carrying amount	S/ 4,551	4,753
2033 [Member] | Bancolombia Other Financing 2033 DTF + 3.950% | Term deposit rate [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2033
Interest rate basis	DTF
Interest rate	3.95%
Notional amount	S/ 72,941	75,582
Carrying amount	S/ 36,268	36,437
2035 [Member] | Itau Corpbanca Colombia S A Bank Loan 2024 IBR + 3,490% | Bank Reference Indicator [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity	2035
Interest rate basis	IBR
Interest rate	3.49%
Notional amount	S/ 73,979	56,151
Carrying amount	S/ 42,924	S/ 44,747